Report of Independent Registered Public Accounting
Firm
To the Board of Trustees of The Advisors Inner Circle
Fund III and Shareholders of Aegon Emerging
Markets Debt Fund and Aegon Short Duration High
Yield Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aegon Emerging Markets Debt Fund and
Aegon Short Duration High Yield Fund (two of the funds constituting The Advisors Inner Circle Fund
III, hereafter referred to as the Funds) as of September 30, 2019, the related statements of operations for the period ended September 30, 2019, the statements of changes in net assets and the financial highlights for the period June 14, 2019
(commencement of operations) through September 30, 2019, including the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the period then ended, the changes in each of their net assets and each of the financial highlights for the period June 14, 2019
(commencement of operations) through September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds management. Our responsibility is to express an opinion on the Funds financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
November 27, 2019
We have served as the auditor of one or more investment companies in Aegon USA Investment
Management, LLC since 2019.